Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Current Inventories

All figures in £ millions	2021	2020
Raw materials	7	5
Work in progress	2	2
Finished goods	84	116
Returns asset	5	6

	98	129